UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SQ Advisors, LLC
Address: 1400 Gulf Shore Boulevard North
         Suite 184
         Naples, FL  34102

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly K. Querrey
Title:     President
Phone:     (239) 213-9395

Signature, Place, and Date of Signing:

 /s/   Kimberly K. Querrey     Naples, FL     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $734,267 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2410       21 SH       SOLE                       21        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    67457   884103 SH       SOLE                   884103        0        0
CENOVUS ENERGY INC             COM              15135U109    59990  1806781 SH       SOLE                  1806781        0        0
CROWN HOLDINGS INC             COM              228368106    53923  1605799 SH       SOLE                  1605799        0        0
DELL INC                       COM              24702R101    78135  5340721 SH       SOLE                  5340721        0        0
DIRECTV                        COM CL A         25490A101    55809  1305157 SH       SOLE                  1305157        0        0
FISERV INC                     COM              337738108    81169  1381843 SH       SOLE                  1381843        0        0
LOWES COS INC                  COM              548661107    89381  3521728 SH       SOLE                  3521728        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    55178  4900382 SH       SOLE                  4900382        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    76084  2469459 SH       SOLE                  2469459        0        0
US BANCORP DEL                 COM NEW          902973304      379    14000 SH       SOLE                    14000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    54632  1169750 SH       SOLE                  1169750        0        0
WELLS FARGO & CO NEW           COM              949746101    59720  2166921 SH       SOLE                  2166921        0        0